Schedule of Investments (unaudited)	iShares® MSCI Malaysia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 41.3%
AMMB Holdings Bhd	4,595,437	$4,325,825
CIMB Group Holdings Bhd	17,211,812	22,512,938
Hong Leong Bank Bhd(a)	1,643,140	7,722,416
Hong Leong Financial Group Bhd	578,400	2,413,563
Malayan Banking Bhd	12,104,381	23,527,251
Public Bank Bhd(a)	36,777,100	37,298,189
RHB Bank Bhd(a)	3,724,502	4,717,989
		102,518,171
Chemicals — 4.7%
Petronas Chemicals Group Bhd	6,059,400	11,676,826

Diversified Telecommunication Services — 1.5%
Telekom Malaysia Bhd	2,875,000	3,634,028

Electric Utilities — 5.6%
Tenaga Nasional Bhd	6,549,612	13,891,800

Energy Equipment & Services — 1.9%
Dialog Group Bhd(a)	9,274,054	4,763,659

Food Products — 12.5%
IOI Corp. Bhd	6,357,030	5,479,464
Kuala Lumpur Kepong Bhd	1,093,300	5,146,338
Nestle Malaysia Bhd	177,900	5,556,000
PPB Group Bhd	1,618,219	6,272,361
QL Resources Bhd	2,770,950	3,470,307
Sime Darby Plantation Bhd	5,230,755	5,017,334
		30,941,804
Gas Utilities — 3.0%
Petronas Gas Bhd	1,999,600	7,553,295

Health Care Equipment & Supplies — 1.7%
Hartalega Holdings Bhd(a)	4,328,600	1,693,267
Top Glove Corp. Bhd(a)	13,450,900	2,647,824
		4,341,091
Health Care Providers & Services — 2.4%
IHH Healthcare Bhd	4,462,400	5,837,424

Hotels, Restaurants & Leisure — 4.0%
Genting Bhd	5,375,900	5,381,783
Genting Malaysia Bhd	7,491,200	4,519,345
		9,901,128
Industrial Conglomerates — 2.3%
HAP Seng Consolidated Bhd	1,572,300	2,350,893
Sime Darby Bhd	6,874,455	3,334,859
		5,685,752
Marine — 2.2%
MISC Bhd	3,376,020	5,483,299

Security	Shares	Value

Metals & Mining — 4.1%
Press Metal Aluminium Holdings Bhd	9,364,900	$10,289,529

Oil, Gas & Consumable Fuels — 1.6%
Petronas Dagangan Bhd	753,100	4,026,693

Semiconductors & Semiconductor Equipment — 1.7%
Inari Amertron Bhd	7,037,400	4,276,086

Specialty Retail — 1.1%
MR DIY Group M Bhd(b)	5,964,900	2,826,811

Transportation Infrastructure — 1.0%
Malaysia Airports Holdings Bhd(c)	1,674,300	2,428,215

Wireless Telecommunication Services — 7.0%
Axiata Group Bhd	6,953,300	5,108,331
DiGi.Com Bhd	7,860,200	7,096,544
Maxis Bhd(a)	5,922,800	5,133,011
		17,337,886
Total Long-Term Investments — 99.6%
(Cost: $158,090,716)		247,413,497

Short-Term Securities

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	23,787,144	23,789,522
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	220,000	220,000

Total Short-Term Securities — 9.7%
(Cost: $24,003,116)		24,009,522

Total Investments — 109.3%
(Cost: $182,093,832)		271,423,019

Liabilities in Excess of Other Assets — (9.3)%		(23,104,388)

Net Assets — 100.0%		$248,318,631

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$23,783,531	(a)	$—	$(415)	$6,406	$23,789,522	23,787,144	$27,544	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	110,000	(a)	—	—	—	220,000	220,000	1,445		—
					$(415)	$6,406	$24,009,522		$28,989		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	13	12/16/22	$639	$23,950

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Malaysia ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,606,295	$226,807,202	$—	$247,413,497
Money Market Funds	24,009,522	—	—	24,009,522
	$44,615,817	$226,807,202	$—	$271,423,019
Derivative financial instruments(a)
Assets
Futures Contracts	$23,950	$—	$—	$23,950

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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